Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions		12 Months Ended
		Dec. 31, 2019 CHF (SFr) day	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
VIE Disclosures
Percentage of control in which Group is determined to have power (percent)		50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model		50.00%
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	[1]	SFr 101,879	SFr 100,047	SFr 109,815	SFr 121,161
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		106,997	117,095
Trading assets		153,797	133,635
Investment securities		1,006	1,479
Other investments		5,666	4,890
Net loans		296,779	287,581
Premises and equipment		4,797	4,838
Other assets		39,609	37,459
of which loans held-for-sale		8,886	6,630
Customer deposits		383,783	363,925
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		27,533	24,623
Trading liabilities		38,186	42,169
Short-term borrowings		28,385	21,926
Long-term debt		152,005	154,308
Other liabilities		SFr 31,043	30,107
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		116
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		SFr 138	173
Trading assets		2,788	3,048
Other investments		1,412	1,505
Net loans		649	387
Premises and equipment		44	39
Other assets		1,694	2,049
of which loans held-for-sale		93	167
Total assets of consolidated VIEs		6,681	7,162
Trading liabilities		8	3
Short-term borrowings		4,885	5,465
Long-term debt		1,671	1,764
Other liabilities		297	277
Total liabilities of consolidated VIEs		6,861	7,509
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		6	15
Trading assets		75	72
Other investments		0	0
Net loans		0	0
Premises and equipment		0	0
Other assets		1	57
of which loans held-for-sale		0	57
Total assets of consolidated VIEs		82	144
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		7	48
Other liabilities		0	0
Total liabilities of consolidated VIEs		7	48
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		1	1
Trading assets		0	0
Other investments		0	0
Net loans		325	0
Premises and equipment		0	0
Other assets		21	16
of which loans held-for-sale		0	0
Total assets of consolidated VIEs		347	17
Trading liabilities		0	0
Short-term borrowings		4,885	5,465
Long-term debt		0	0
Other liabilities		54	43
Total liabilities of consolidated VIEs		4,939	5,508
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		71	68
Trading assets		1,554	1,602
Other investments		0	0
Net loans		53	119
Premises and equipment		0	0
Other assets		638	863
of which loans held-for-sale		93	107
Total assets of consolidated VIEs		2,316	2,652
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1,614	1,487
Other liabilities		1	1
Total liabilities of consolidated VIEs		1,615	1,488
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		11	17
Trading assets		82	418
Other investments		113	153
Net loans		1	0
Premises and equipment		0	0
Other assets		4	4
of which loans held-for-sale		0	0
Total assets of consolidated VIEs		211	592
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1	174
Other liabilities		4	8
Total liabilities of consolidated VIEs		5	182
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		39	52
Trading assets		1,063	944
Other investments		1,052	1,073
Net loans		29	23
Premises and equipment		36	39
Other assets		87	72
of which loans held-for-sale		0	3
Total assets of consolidated VIEs		2,270	2,164
Trading liabilities		8	3
Short-term borrowings		0	0
Long-term debt		13	26
Other liabilities		92	98
Total liabilities of consolidated VIEs		113	127
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks		10	20
Trading assets		14	12
Other investments		247	279
Net loans		241	245
Premises and equipment		8	0
Other assets		943	1,037
of which loans held-for-sale		0	0
Total assets of consolidated VIEs		1,455	1,593
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		36	29
Other liabilities		146	127
Total liabilities of consolidated VIEs		182	156
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	[1]	101,044	99,314	SFr 109,510	SFr 121,066
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		106,997	117,095
Trading assets		153,895	133,859
Investment securities		1,004	1,477
Other investments		5,634	4,824
Net loans		304,025	292,875
Other assets		37,069	36,673
Customer deposits		384,950	365,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		27,641	24,623
Trading liabilities		38,186	42,171
Short-term borrowings		28,869	22,419
Long-term debt		151,000	153,433
Other liabilities		SFr 30,406	SFr 30,327

[1]	Includes restricted cash.